Earnings/(Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of Earnings/(Loss) per Share
The following table sets forth the computation of basic and diluted earnings/(loss) per share for the periods presented:

ForForfor For the six months ended June 30,	2024	2023
Numerator:
Income/(loss) attributable to the owners of the Group	($41,773)	($25,004)
Denominator:
Issued ordinary shares at January 1	271,853,731	278,566,306
Effect of shares issued & treasury shares purchased and cancelled	(2,197,209)	(311,925)
Weighted average ordinary shares for basic EPS	269,656,522	278,254,381
Effect of dilutive securities	—	—
Weighted average ordinary shares for diluted EPS	269,656,522	278,254,381
Basic earnings/(loss) per ordinary share	($0.15)	($0.09)
Diluted earnings/(loss) per ordinary share	($0.15)	($0.09)